Stock Options and Warrants (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Summary of options and activity
Number of Option, Options outstanding (Beginning Balance)	95,824	0
Number of Options, Granted		95,824
Number of Options, Exercised		0
Number of Options, Canceled/forfeited	(6,708)	0
Number of Option, Options outstanding (Ending Balance)	86,116	95,824
Average Exercise Price, Options outstanding (Beginning Balance)	$ 4.80	$ 0.00
Average Exercise Price, Granted		$ 4.80
Average Exercise Price, Exercised		$ 0.00
Average Exercise Price, Canceled/forfeited		$ 0.00
Average Exercise Price, Options outstanding (Ending Balance)	$ 4.80	$ 4.80
Average Remaining Contractual Term, Options outstanding (Beginning Balance)	4 years 4 months 24 days
Average Remaining Contractual Term, Granted		5 years
Average Remaining Contractual Term, Options outstanding (Ending Balance)	3 years 4 months 24 days	4 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding options (Beginning Balance)	$ 0
Aggregate Intrinsic Value, Outstanding options (Ending Balance)	0	0
Vested Options, Number of options	85,044	84,804
Vested Options, Average Exercise Price	$ 4.80	$ 4.80
Vested Options, Average Remaining Contractual Term	3 years 4 months 24 days	4 years 4 months 24 days
Vested Options, Aggregate Intrinsic Value	$ 0	$ 0